Note Payable To Related Parties, Equity Transactions And 2011 Merger	9 Months Ended
Sep. 30, 2011
Note Payable To Related Parties, Equity Transactions And 2011 Merger [Abstract]
Note Payable To Related Parties, Equity Transactions And 2011 Merger

NOTE 6 – NOTE PAYABLE TO RELATED PARTIES, EQUITY TRANSACTIONS and 2011 MERGER

At December 31, 2009, long-term debt consisted of $222.0 million of an inter-company note payable to Holdings ("Intercompany Note"). The Intercompany Note had a maturity date of August 24, 2014. Interest on the Intercompany Note accrued daily on the outstanding principal amount at 14.15% and was payable semi-annually on June 30 and December 31 in cash interest, payment-in-kind ("PIK") interest (which is added to the loan principal balance) or in any combination of cash interest and PIK interest, at the option of the Company. There was no interest expense for the three and nine months ended September 30, 2011. Interest expense was approximately $1.1 million and $17.3 million during the three and nine months ended September 30, 2010.

In addition, Holdings had a long-term debt of $222.0 million to the equity owners of Ben Holding S.à r.l., the majority owner of Holdings, and certain members of the Company's management, which was borrowed to provide funding for the Acquisition ("Shareholder Notes"). The notes payable to the Apax VII Funds were issued on August 24, 2009, and the notes payable to certain senior executives and former board members of Bankrate were issued on September 25, 2009. The Shareholder Notes had maturity dates of August 24, 2014. Interest on the Shareholder Notes accrued daily on the outstanding principal amount at 11.75% and are payable semi-annually on June 30 and December 31 in cash. Additional interest on these notes accrued daily on the outstanding principal amount at 2.25% and was payable semi-annually on June 30 and December 31 as cash interest, payments-in-kind ("PIK") interest or in any combination of cash interest or PIK interest. There was no interest expense for the three and nine months ended September 30, 2011. Interest expense was approximately $1.2 million and $17.2 million for the three and nine months ended September 30, 2010, respectively.

In connection with the acquisitions of NetQuote and CreditCards (see Note 8) and the issuance of the Senior Secured Notes, on July 13, 2010 (see Note 7), the parties converted the Shareholder Note and the Intercompany Note into preferred shares of Holdings and of the Company, respectively, by the following steps (the "Recapitalization"): (i) the Company made a payment to Holdings of unpaid accrued interest on the Intercompany Note of approximately $20.5 million, (ii) Holdings paid such amount to the holders of the Shareholder Notes in satisfaction of all unpaid accrued interest on the Shareholder Notes (the "Note Holder Interest"), (iii) the equity owner of Ben Holding S.à r.l. contributed their Shareholder Notes plus the Note Holder Interest they received from Holdings to Ben Holding S.à r.l. in exchange for additional equity in Ben Holding S.à r.l., (iv) Ben Holding S.à r.l., together with the members of Company management that hold Shareholder Notes, contributed all of the Shareholders Notes plus all (or 30% in the case of Company management), of the Note Holder Interest to Holdings in exchange for a principal amount of approximately $244.3 million of newly-issued preferred stock of Holdings (the "Holdings Preferred Stock"), and (v) Holdings contributed the Intercompany Note, together with the cash received in respect of Note Holder Interest by Holdings in step (iv), to the Company in exchange for newly-issued preferred stock of the Company (the "Company Preferred Stock"). The Company Preferred Stock has a principal amount of approximately $244.7 million (representing the sum of the principal amount of and accrued but unpaid interest on the Intercompany Note plus the amount of recontributed Note Holder Interest), had no fixed maturity date, was non-voting, yielded 15.15% per annum, compounded semi-annually, and was entitled, on a preferred basis in relation to the Company's common stock, to receive distributions from the Company or the principal amount thereof plus accrued and unpaid yield thereon (and certain additional amounts in the event of a repayment of the principal amount thereof before August 25, 2013). The Holdings Preferred Stock had terms consistent with the Company Preferred Stock, with the exception that the yield is 15% per annum. For the preferred stock issued, the Company received a return of cash of $19.7 million of the $20.5 million of cash it paid in (i) above.

In connection with the issuance of the Senior Secured Notes (see Note 7), Apax Partners, L.P. and Company management contributed $73.0 million and $6.7 million, respectively, to the capital of BEN Holdings, Inc. in exchange for additional Holdings Preferred Stock with the terms described above and Holdings in turn contributed such amounts to the capital of the Company in exchange for Company common stock.

On June 21, 2011, Holdings merged with and into the Company with the Company surviving the merger and emerging with a new capital structure ("2011 Merger"). In connection with the 2011 Merger, the Company had an internal recapitalization whereby the Company's 244,706 shares of preferred stock, 4,129,611 shares of common stock and 7,202 shares of restricted stock outstanding were cancelled (other than the restricted stock) and 87,500,000 shares of common stock issued and outstanding including 120,135 shares of restricted stock resulting from the conversion of restricted stock outstanding immediately prior the 2011 Merger. The surviving corporation in the Merger retained the name "Bankrate, Inc." The 2011 Merger was accounted for as a common control merger and in a manner similar to a pooling of interests. Accordingly, Holdings and Bankrate were consolidated retroactively to the earliest period presented, using the historical cost basis of each entity. The common stock, per common share, and increase in authorized share amounts in these consolidated financial statements and notes to consolidated financial statements have been presented to retroactively reflect these transactions to the earliest period presented.